Income Taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Taxes [Line Items]
Group’s balance of carryforward losses	$ 191
Deferred taxes not created in respect of loss	$ 8
Corporate tax rate	23.00%	23.00%	23.00%
ISRAEL
Disclosure Of Income Taxes [Line Items]
Corporate tax rate	23.00%	23.00%
CROATIA
Disclosure Of Income Taxes [Line Items]
Corporate tax rate	18.00%
SERBIA
Disclosure Of Income Taxes [Line Items]
Corporate tax rate	15.00%
HUNGARY
Disclosure Of Income Taxes [Line Items]
Corporate tax rate	9.00%
SWEDEN
Disclosure Of Income Taxes [Line Items]
Corporate tax rate	20.60%
Kosovo [Member]
Disclosure Of Income Taxes [Line Items]
Corporate tax rate	10.00%
SPAIN
Disclosure Of Income Taxes [Line Items]
Corporate tax rate	25.00%
ITALY
Disclosure Of Income Taxes [Line Items]
Corporate tax rate	24.00%
UNITED STATES
Disclosure Of Income Taxes [Line Items]
Corporate tax rate	21.00%